Exhibit 99.1

SLM Student Loan Trust 2014-2
Monthly Servicing Report

Distribution Date	11/25/2016
Collection Period	10/01/2016 - 10/31/2016

Navient Funding, LLC -	Depositor
Navient Solutions -	Master Servicer and Administrator
Deutsche Bank National Trust Company -	Indenture Trustee
Deutsche Bank Trust Company Americas -	Eligible Lender Trustee
Navient Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		03/27/2014	09/30/2016	10/31/2016
	Principal Balance		$947,628,246.57	$666,313,300.88	$657,881,495.45
	Interest to be Capitalized Balance		17,244,992.28	6,922,679.03	7,003,280.73
	Pool Balance		$964,873,238.85	$673,235,979.91	$664,884,776.18
	Specified Reserve Account Balance		4,976,726.00	1,683,089.95	1,662,211.94
	Adjusted Pool(1)		$969,849,964.85	$674,919,069.86	$666,546,988.12
	Weighted Average Coupon (WAC)		6.24%	6.30%	6.30%
	Number of Loans		199,512	140,827	139,008
	Aggregate Outstanding Principal Balance - Tbill			$4,488,356.70	$4,405,189.86
	Aggregate Outstanding Principal Balance - LIBOR			$668,747,623.21	$660,479,586.32
	Pool Factor			0.676384413	0.667994154
	Since Issued Constant Prepayment Rate			7.62%	7.53%

	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	10/25/2016		11/25/2016
	A2	78448GAB6	$134,869,879.16		$126,581,518.24
	A3	78448GAC4	$506,100,000.00		$506,100,000.00
	B	78448GAD2	$27,200,000.00		$27,200,000.00

C	Account Balances		10/25/2016		11/25/2016
	Reserve Account Balance		$1,683,089.95		$1,662,211.94
	Capitalized Interest Account Balance		-		-
	Floor Income Rebate Account		$4,126,955.28		$6,181,032.36
	Supplemental Loan Purchase Account		-		-

D	Asset / Liability		10/25/2016		11/25/2016
	Adjusted Pool Balance + Supplemental Loan Purchase		$674,919,069.86		$666,546,988.12
	Total Notes		$668,169,879.16		$659,881,518.24
	Difference		$6,749,190.70		$6,665,469.88
	Parity Ratio		1.01010		1.01010

Page 2 of 9	Trust 2014–2 Monthly Servicing Report: Collection Period 10/01/2016 – 10/31/2016, Distribution Date 11/25/2016

II. Trust Activity		10/01/2016	through	10/31/2016

A	Student Loan Principal Receipts
	Borrower Principal			4,956,749.80
	Guarantor Principal			1,521,983.67
	Consolidation Activity Principal			3,445,337.73
	Seller Principal Reimbursement			-
	Servicer Principal Reimbursement			(46.46)
	Rejected Claim Repurchased Principal			18,212.23
	Other Principal Deposits			10,233.71
	Total Principal Receipts			$9,952,470.68

B	Student Loan Interest Receipts
	Borrower Interest			1,272,636.67
	Guarantor Interest			47,746.66
	Consolidation Activity Interest			60,505.02
	Special Allowance Payments			0.00
	Interest Subsidy Payments			0.00
	Seller Interest Reimbursement			0.00
	Servicer Interest Reimbursement			432.95
	Rejected Claim Repurchased Interest			1,664.68
	Other Interest Deposits			37,527.57
	Total Interest Receipts			$1,420,513.55

C	Reserves in Excess of Requirement			$20,878.01

D	Investment Income			$6,342.06

E	Funds Borrowed from Next Collection Period			-

F	Funds Repaid from Prior Collection Period			-

G	Loan Sale or Purchase Proceeds			-

H	Initial Deposits to Collection Account			-

I	Excess Transferred from Other Accounts			-

J	Other Deposits			-

K	Funds Released from Capitalized Interest Account			-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer			-
	Consolidation Loan Rebate Fees to Dept. of Education			-
	Floor Income Rebate Fees to Dept. of Education			-
	Funds Allocated to the Floor Income Rebate Account			$(2,054,077.08)

M	AVAILABLE FUNDS			$9,346,127.22

N	Non-Cash Principal Activity During Collection Period			$(1,520,665.25)

O	Non-Reimbursable Losses During Collection Period			$30,841.97

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller			$31,525.31

Q	Aggregate Loan Substitutions			-

Page 3 of 9	Trust 2014–2 Monthly Servicing Report: Collection Period 10/01/2016 – 10/31/2016, Distribution Date 11/25/2016

III. 2014-2 Portfolio Characteristics

	10/31/2016				09/30/2016
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	6.17%	911	$4,643,968.04	0.706%	6.13%	922	$4,638,251.66	0.696%
GRACE	6.01%	462	$1,946,664.91	0.296%	6.24%	508	$2,264,263.11	0.340%
DEFERMENT	6.12%	13,897	$62,069,491.01	9.435%	6.11%	14,062	$62,613,584.73	9.397%

REPAYMENT: CURRENT	6.30%	98,281	$435,344,464.68	66.174%	6.30%	99,924	$443,717,449.21	66.593%
31-60 DAYS DELINQUENT	6.14%	2,967	$15,906,238.34	2.418%	6.13%	2,917	$14,959,090.78	2.245%
61-90 DAYS DELINQUENT	6.25%	1,309	$6,681,317.98	1.016%	6.22%	746	$3,417,236.21	0.513%
91-120 DAYS DELINQUENT	6.21%	497	$2,377,588.29	0.361%	6.27%	937	$5,174,409.36	0.777%
> 120 DAYS DELINQUENT	6.13%	4,092	$20,929,927.89	3.181%	6.09%	4,536	$22,982,185.34	3.449%

FORBEARANCE	6.50%	15,815	$104,220,162.17	15.842%	6.51%	15,546	$102,967,589.63	15.453%
CLAIMS IN PROCESS	5.74%	770	$3,717,864.56	0.565%	5.65%	717	$3,517,037.08	0.528%
AGED CLAIMS REJECTED	6.76%	7	$43,807.58	0.007%	6.77%	12	$62,203.77	0.009%

TOTAL		139,008	$657,881,495.45	100.00%		140,827	$666,313,300.88	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2014–2 Monthly Servicing Report: Collection Period 10/01/2016 – 10/31/2016, Distribution Date 11/25/2016

IV.	2014-2	Portfolio Characteristics (cont'd)

			10/31/2016	09/30/2016
	Pool Balance		$664,884,776.18	$673,235,979.91
	Outstanding Borrower Accrued Interest		$15,070,553.39	$14,786,942.76
	Borrower Accrued Interest to be Capitalized		$7,003,280.73	$6,922,679.03
	Borrower Accrued Interest >30 Days Delinquent		$1,364,414.04	$1,370,599.29
	Total # Loans		139,008	140,827
	Total # Borrowers		43,008	43,563
	Weighted Average Coupon		6.30%	6.30%
	Weighted Average Remaining Term		125.59	125.33
	Non-Reimbursable Losses		$30,841.97	$38,303.16
	Cumulative Non-Reimbursable Losses		$1,564,132.34	$1,533,290.37
	Since Issued Constant Prepayment Rate (CPR)		7.53%	7.62%
	Loan Substitutions		-	-
	Cumulative Loan Substitutions		-	-
	Rejected Claim Repurchases		$19,876.91	$31,302.26
	Cumulative Rejected Claim Repurchases		$121,328.70	$101,451.79
	Unpaid Primary Servicing Fees		-	-
	Unpaid Administration Fees		-	-
	Unpaid Carryover Servicing Fees		-	-
	Note Principal Shortfall		-	-
	Note Interest Shortfall		-	-
	Unpaid Interest Carryover		-	-
	Non-Cash Principal Activity - Capitalized Interest		$1,552,839.24	$1,853,941.53
	Borrower Interest Accrued		$3,217,388.10	$3,152,398.81
	Interest Subsidy Payments Accrued		$234,182.07	$229,948.32
	Special Allowance Payments Accrued		$31,308.51	$30,619.87

Page 5 of 9	Trust 2014–2 Monthly Servicing Report: Collection Period 10/01/2016 – 10/31/2016, Distribution Date 11/25/2016

V. 2014-2	Portfolio Statistics by School and Program

A LOAN TYPE		Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized		5.78%	73,592	233,547,046.38	35.500%
- GSL - Unsubsidized		6.06%	59,700	325,347,222.84	49.454%
- PLUS (2) Loans		8.33%	5,636	98,599,297.34	14.987%
- SLS (3) Loans		4.00%	80	387,928.89	0.059%
- Consolidation Loans		0.00%	0	-	0.000%

Total		6.30%	139,008	$657,881,495.45	100.000%

B SCHOOL TYPE		Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- Four Year		6.38%	119,105	605,178,555.19	91.989%
- Two Year		5.45%	17,608	46,235,847.64	7.028%
- Technical		5.56%	2,178	6,164,697.41	0.937%
- Other		4.36%	117	302,395.21	0.046%

Total		6.30%	139,008	$657,881,495.45	100.000%

*Percentages may not total 100% due to rounding.

(1) Guaranteed Stafford Loan

(2) Parent Loans for Undergraduate Students

(3) Supplemental Loans to Students.  The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2014–2 Monthly Servicing Report: Collection Period 10/01/2016 – 10/31/2016, Distribution Date 11/25/2016

VI.	2014-2	Waterfall for Distributions
			Paid	Remaining Funds Balance
	Total Available Funds			$9,346,127.22

	A	Primary Servicing Fee	$149,665.28	$9,196,461.94

	B	Administration Fee	$6,667.00	$9,189,794.94

	C	Class A Noteholders' Interest Distribution Amount	$592,514.52	$8,597,280.42

	D	Class B Noteholders' Interest Distribution Amount	$47,640.80	$8,549,639.62

	E	Reserve Account Reinstatement	-	$8,549,639.62

	F	Class A Noteholders' Principal Distribution Amount	$8,288,360.92	$261,278.70

	G	Class B Noteholders' Principal Distribution Amount	-	$261,278.70

	H	Unpaid Expenses of The Trustees	-	$261,278.70

	I	Carryover Servicing Fee	-	$261,278.70

	J	Remaining Amounts to the Noteholders after the first auction date	-	$261,278.70

	K	Excess Distribution Certificateholder	$261,278.70	$0.00

		Waterfall Triggers

	A	Student Loan Principal Outstanding	$657,881,495.45

	B	Interest to be Capitalized	$7,003,280.73

	C	Capitalized Interest Account Balance	-

	D	Reserve Account Balance (after any reinstatement)	$1,662,211.94

	E	Less: Specified Reserve Account Balance	$(1,662,211.94)

	F	Total	$664,884,776.18

	G	Class A Notes Outstanding (after application of available funds)	$632,681,518.24

	H	Insolvency Event or Event of Default Under Indenture	N

	I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2014–2 Monthly Servicing Report: Collection Period 10/01/2016 – 10/31/2016, Distribution Date 11/25/2016

VII. 2014-2	Distributions
Distribution Amounts

		A2	A3	B
Cusip/Isin		78448GAB6	78448GAC4	78448GAD2
Beginning Balance		$134,869,879.16	$506,100,000.00	$27,200,000.00
Index		LIBOR	LIBOR	LIBOR
Spread/Fixed Rate		0.35%	0.59%	1.50%
Record Date (Days Prior to Distribution)		1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin		10/25/2016	10/25/2016	10/25/2016
Accrual Period End		11/25/2016	11/25/2016	11/25/2016
Daycount Fraction		0.08611111	0.08611111	0.08611111
Interest Rate*		0.88400%	1.12400%	2.03400%
Accrued Interest Factor		0.000761222	0.000967889	0.001751500
Current Interest Due		$102,665.95	$489,848.57	$47,640.80
Interest Shortfall from Prior Period Plus Accrued Interest		-	-	-
Total Interest Due		$102,665.95	$489,848.57	$47,640.80
Interest Paid		$102,665.95	$489,848.57	$47,640.80
Interest Shortfall		-	-	-
Principal Paid		$8,288,360.92	-	-
Ending Principal Balance		$126,581,518.24	$506,100,000.00	$27,200,000.00
Paydown Factor		0.043394560	0.000000000	0.000000000
Ending Balance Factor		0.662730462	1.000000000	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 9	Trust 2014–2 Monthly Servicing Report: Collection Period 10/01/2016 – 10/31/2016, Distribution Date 11/25/2016

VIII. 2014-2	Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$668,169,879.16
	Adjusted Pool Balance	$666,546,988.12
	Overcollateralization Amount	$6,665,469.88
	Principal Distribution Amount	$8,288,360.92
	Principal Distribution Amount Paid	$8,288,360.92

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,683,089.95
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,683,089.95
	Required Reserve Acct Balance	$1,662,211.94
	Release to Collection Account	$20,878.01
	Ending Reserve Account Balance	$1,662,211.94

C	Floor Income Rebate Account
	Beginning Period Balance	$4,126,955.28
	Deposits for the Period	$2,054,077.08
	Release to Collection Account	-
	Ending Balance	$6,181,032.36

D	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2014–2 Monthly Servicing Report: Collection Period 10/01/2016 – 10/31/2016, Distribution Date 11/25/2016